Segmented information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Revenue By Geographical Region

The Company had the following revenue by geographical region.

	Six Months ended June 30, 2024	Six Months ended June 30, 2023	Three Months ended June 30, 2024	Three Months ended June 30, 2023
Ad tech advertising revenue
Western Europe	$1,846,949	$1,571,557	$1,233,197	$1,007,568
Central, Eastern and Southern Europe	210,009	130,756	119,628	67,504
North America	1,829,720	2,066,503	923,940	1,302,204
Other	143,745	264,698	58,518	118,193

Total ad tech advertising revenue	$4,030,423	$4,033,514	$2,335,283	$2,495,469

Programmatic advertising revenue
North America	$201,789	$322,846	$123,074	$254,776

Total Programmatic advertising revenue	$322,846	$322,846	$123,074	$254,776

Content revenue
Western Europe	$36,394	$36,781	$18,200	$18,035
Central, Eastern and Southern Europe	51	26	35	14
North America	616	3,117	305	2,784
Other	2,973	91,640	2,278	43,161

Total content revenue	$40,034	$131,564	$20,818	$63,994

Total revenue
Western Europe	$1,883,343	$1,608,338	$1,251,397	$1,025,603
Central, Eastern and Southern Europe	210,060	130,782	119,663	67,518
North America	2,032,125	2,392,466	1,074,319	1,559,764
Other	146,718	356,338	60,796	161,354

Total revenue	$4,272,246	$4,487,924	$2,479,175	$2,814,239

Schedule of Equipment Geographical Region	The Company’s equipment is located as follows:
Net Book Value	June 30, 2024	December 31, 2023

Canada	$17,221	$18,730
Israel	6,390	7,439
United Kingdom	3,599	3,065
Total equipment	$27,210	$29,234